Putnam Investments
One Post Office Square
Boston, MA 02109
March 31, 2010

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549
Attention: Linda Stirling, Esq.

Re:	Putnam Funds Trust (Securities Act No. 333-515 and Investment Company Act No. 811-07513) (the
“Trust”), on behalf of Putnam Global Sector Fund (the “Fund”) — Post-Effective Amendment No. 104 to
the Trust’s Registration Statement on Form N-1A (the “Amendment”)

Dear Ms. Stirling:

We are filing today through the EDGAR system, on behalf of the above-referenced Trust, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, (the “Securities Act”), the above-referenced Amendment. The Amendment is marked to show changes in the prospectus and statement of additional information of Putnam Global Sector Fund included in a filing made by the Trust on January 15, 2010 pursuant to Rule 485(a) under the Securities Act (the “485(a) filing”). Comments of the Staff of the U.S. Securities and Exchange Commission (the “Staff”) received on March 2, 2010 relating to the 485(a) filing and Putnam’s responses are summarized below.

1. Please provide supplementally the disclosure regarding incorporation by reference that will appear in the summary prospectus.

Response: The following text appears in the summary prospectus: “The fund’s prospectus and SAI, both dated 3/31/10, are incorporated by reference into this summary prospectus.”

2. In Fund summary—Fees and expenses, please combine footnotes 3 and 4 to the “Annual fund operating expenses” table since they both pertain to estimated expenses.

Response: As requested, we have combined the footnotes into a single footnote to read as follows:

“Other expenses are based on estimated amounts for the current fiscal year. Acquired fund operating expenses are based on estimated amounts of the net annual fund operating expenses of the underlying funds for the current fiscal year, which are based on projected net expenses of each underlying fund. The projected net expenses of each underlying fund reflect a new management contract effective January 1, 2010 and Putnam Investment Management, LLC's (Putnam Management) contractual obligation to limit certain of the underlying funds' expenses and assume the allocation of the fund's assets among the underlying funds as described under Investments, risks, and performance — Investments below.”

3. In Fund summary — Investments, risks and performance, please disclose in the “Investments” section that the underlying funds may invest in emerging markets and engage in short selling.

Response: As requested, the following sentence was added to the “Investments” section: “Each underlying fund may invest in emerging markets and engage in short sales of securities.”

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11105.

Very truly yours,

Karen R. Kay
Managing Director and Senior Counsel

cc: Brian D. McCabe, Esq.